Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2025 (remaining)	$ 192,604
2026	717,863	$ 636,225
2027	244,051	572,098
2028	69,147	200,061
Total	1,223,665	1,466,949
Less: imputed interest	(50,949)	(84,135)
Total operating lease liabilities	$ 1,172,716	$ 1,382,814